Net Loss Per Share (Tables)	3 Months Ended
Mar. 31, 2022
Earnings Per Share [Abstract]
Schedule of the calculation of basic and diluted net loss per share
	March 31, 2022	March 31, 2021
Numerator:
Net loss	$(25,103)	(19,260)
Denominator:
Weighted average shares outstanding – basic and dilutive	$12,527,229	$11,872,698
Basic and diluted net loss per share	$(2.00)	$(1.62)

Schedule of outstanding shares of potentially dilutive securities
	March 31, 2022	March 31, 2021
Stock options	5,039,511	4,926,154
Series C warrants	362,652	—
Common stock warrants	191,355	261,696
Preferred stock	19,248,537	19,132,387
Total	24,842,055	24,320,237